OTHER PAYABLES - Disclosure of other current payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Payables Abstract
Employees and payroll accruals	$ 5,023	$ 4,376
Accrued expenses	3,075	2,304
Government authorities	973	754
Accruals restructuring	0	686
Other	397	416
Total other payables	$ 9,468	$ 8,536